The
High Yield
Plus Fund,
Inc.

SEMI
ANNUAL
REPORT
September 30, 1997

Letter To Shareholders
October 13, 1997

Dear Shareholder:

The high yield market again demonstrated strength during the six-month period ended September 30, 1997.
Benevolent economic
and capital market conditions continued to foster strong demand for high yield issues. Valuations appear full in a historical sense, yet the growth and breadth of demand in the marketplace suggest that perhaps these valuations are merited, particularly if the economic conditions remain amenable.

Fund Performance.
The Fund's total returns for the periods ended
September 30, 1997
are shown on the following table. For comparison, we have also provided the returns of the Lipper Closed-End
Leveraged High
Yield category, an average of 17 closed-end high yield funds; we would note that the degree of leverage varies substantially amongst the funds in the group. In addition, we have included the returns of the Lehman
Brothers High Yield
Index, a proxy for high yield market performance.


                           TOTAL RETURNS
              For the Periods Ended September 30,
1997
                                  6 Months   12
Months   24 Months
High Yield Plus Fund (at NAV)*      10.5%
15.0%       31.4%
Lipper CEHY -- Leveraged            11.8%
17.6%       35.2%
Lehman Brothers                     09.4%
14.5%       27.0%
  High Yield Index

* The Fund's total return represents the change in net asset value from the beginning of the period noted through September
30, 1997 and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE.
Past performance is no quarantee of future results.

How We Invested.

As of September 30, 1997, the Fund's total invested assets of
$120 million represented 118% of the Fund's net assets; total borrowings were $19 million, up modestly from $18 million as of March 31, 1997. Average ratings have remained steady at
B1/B+. In the table below we have highlighted some of the
Fund's industry exposures relative to the Lehman
Brothers
High Yield Index, a proxy for the overall high yield market:

Overweighted Categories:   Underweighted
Categories:
Industry              HYP*   Lehman HY
Industry        HYP*   Lehman HY

Aerospace & Defense    7%        1%         Gaming
1%        4%
Chemicals & Related    9%        3%         Food &
Lodging   1%        5%
Automotive & Related   8%        2%
Telecom          4%       12%

* Expressed as a percent of total corporate holdings as of 9/30/97.

                                  1

The Fund's aggregate overweighted positions in certain sectors reflect holdings of issues in these sectors that we believe have favorable outlooks. The commercial aerospace business, for instance, is currently very strong, and many companies that were forced to retrench and become more productive during the cyclical trough during the early 1990's are now reaping the rewards of their efforts as demand continues to grow. Likewise, the Fund is underweighted in certain sectors relative to the market given our longer term concerns about certain issuers or industry outlooks. We are concerned about proliferation in the gaming sector. We also remain concerned about the potential for too much competition in the telecommunications area with product and technology proliferation as well. However, we will note that this sector has recently outperformed the market overall as a result of takeover potential/consolidation plays. We are actively monitoring this area, but ultimately believe that the securities of many of these companies, which in many instances have limited revenues and negative cash flows, are not offering adequate returns relative to the long-term risk involved.

Merger and acquisition activity has been on the increase.
During the six-month reporting period, several of the Fund's positions were beneficiaries of buyouts or mergers from better capitalized partners, including Fort Howard (James
River), Smith's
Food & Drug (Fred Meyer), Rohr (BFGoodrich) and most recently,
Astor Holdings (AlliedSignal). In each case the buyer was an investment grade company, and the Fund's high yield holdings appreciated. Given the apparent surfeit of "liquidity" in the financial system, we expect that acquisition activity may remain high or increase further.

The Fund's shares closed the period at a (NYSE)
markeet price
$9.375 per share.  This price reflected a premium
of 4.2% to
the Fund's net asset value of $9.00 per share.
The monthly
dividend of $0.07 per share ($0.84 per share
annualized) equates
to a yield of 9.0% on the closing stock price.
For
comparison, this dividend yield was approximately
290
basis points in excess of the 10-year Treasury
bond
yield as of September 30, 1997.

Thank you for your interest in the Fund, and we look forward to continuing the Fund's investment program.

Sincerely yours,

Catherine A. Smith
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP

                                 2

Portfolio of Investments as of September 30, 1997
(Unaudited)                                    THE
HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------


Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--117.0%
CORPORATE BONDS--111.1%
--------------------------------------------------
--------------------------------------------------
--------------------------
Aerospace/Defense--8.3%
Argo-Tech Corp., Sr. Sub. Notes
B3               8.625%      10/01/07   $   1,215
$  1,218,038
Howmet Corp., Sr. Sub. Notes
B2              10.00        12/01/03       1,605
1,749,450
K & F Industries, Inc.,
   Sr. Sec. Notes
B1              11.875       12/01/03         245
259,087
   Sr. Sub. Notes
B3              10.375        9/01/04       1,250
1,415,625
Moog, Inc., Sr. Sub. Notes, Ser. B
B2              10.00         5/01/06       1,285
1,362,100
Rohr, Inc., Sr. Notes
Ba3             11.625        5/15/03       1,250
1,400,000
Wyman-Gordon Co., Sr. Notes
Ba3             10.75         3/15/03       1,000
1,067,500

------------

8,471,800
--------------------------------------------------
--------------------------------------------------
--------------------------
Automotive--9.3%
Collins & Aikman Products Co., Sr. Sub. Notes
B3              11.50         4/15/06       1,500
1,713,750
Delco Remy International Inc., Sr. Sub. Notes
B2              10.625        8/01/06         360
385,200
Exide Corp., Sr. Notes
B1              10.00         4/15/05         500
530,000
Federal-Mogul Corp., Sr. Notes
Ba2              8.80         4/15/07         235
250,275
Hayes Wheels International, Inc.,
   Sr. Sub. Notes
B3              11.00         7/15/06         340
380,800
   Sr. Sub. Notes
B3               9.125        7/15/07         400
412,000
Johnstown America Industries, Inc., Sr. Sub. Notes
B3              11.75         8/15/05       1,500
1,612,500
Key Plastics, Inc., Sr. Sub. Notes, Ser. B
B3              10.25         3/15/07       1,000
1,050,000
LDM Technologies, Inc., Sr. Sub. Notes, Ser. B
B3              10.75         1/15/07         750
808,125
Lear Corp., Sub. Notes
Ba3              9.50         7/15/06       1,000
1,095,000
Lear Seating Corp., Sub. Notes
Ba3              8.25         2/01/02         750
760,312
Walbro Corp., Sr. Notes
B1               9.875        7/15/05         500
515,000

------------

9,512,962
--------------------------------------------------
--------------------------------------------------
--------------------------
Basic Industries-Manufacturing--8.8%
Cabot Safety Acquisition Corp., Sr. Sub. Notes
B3               12.50        7/15/05         750
826,875
Clark-Schwebel Inc., Sr. Notes, Ser. B
B2               10.50        4/15/06         465
506,850
Essex Group Inc., Sr. Notes
B1               10.00        5/01/03         750
791,250
Graphic Controls Corp., Sr. Sub. Notes, Ser. A
B3               12.00        9/15/05         500
560,000
Great Lakes Carbon Corp., Sr. Sec. Notes
Ba3              10.00        1/01/06       1,000
1,060,000
IDEX Corp., Sr. Sub. Notes
Ba3               9.75        9/15/02         250
259,375
International Wire Group, Inc., Sr. Sub. Notes,
Ser. B         B3               11.75
6/01/05       1,000        1,095,000
Mettler-Toledo, Inc., Sr. Sub. Notes
B2                9.75       10/01/06         350
392,000
Neenah Corp., Sr. Sub. Notes, Ser. B
B3               11.125       5/01/07         750
815,625

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 1997
(Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Basic Industries-Manufacturing (cont'd.)
Roller Bearing Co. Amer. Inc., Sr. Sub. Notes
B3               9.625%       6/15/07   $     300
$    306,750
Specialty Equipment Cos., Inc., Sr. Sub. Notes
B3              11.375       12/01/03       1,000
1,085,000
Thermadyne Holdings Corp., Sr. Notes
B1              10.25         5/01/02         750
780,000
UCAR Global Enterprises Inc., Sr. Sub. Notes
B1              12.00         1/15/05         415
472,581

------------

8,951,306
--------------------------------------------------
--------------------------------------------------
--------------------------
Building & Related Industries--1.5%
Amtrol Inc., Sr. Sub. Notes
B3              10.625       12/31/06         500
510,000
Associated Materials, Inc., Sr. Sub. Notes
B3              11.50         8/15/03         470
500,550
Nortek, Inc., Sr. Notes, Ser. B
B1               9.25         3/15/07         465
471,975

------------

1,482,525
--------------------------------------------------
--------------------------------------------------
--------------------------
Cable--4.9%
Cablevision Systems Corp.,
   Sr. Deb.
Ba2               8.125       8/15/09         645
653,063
   Sr. Sub. Notes
B1                9.25       11/01/05       1,250
1,306,250
   Sr. Sub. Notes
B1                9.875       5/15/06         475
513,000
Comcast Corp., Sr. Sub. Deb.
Ba3               9.125      10/15/06         250
267,500
Marcus Cable Co., L.P., Sr. Disc. Notes,
   Zero Coupon (until 6/15/00)
Caa              14.25       12/15/05         250
207,500
Marcus Cable Operating Co., L.P., Sr. Sub. Disc.
Notes,
   Zero Coupon (until 8/1/99)
B3               13.50        8/01/04         500
450,625
Rifkin Acquisition Partners L.L.L.P., Sr. Sub.
Notes           B3               11.125
1/15/06       1,000        1,085,000
Videotron Ltd., Sr. Sub. Notes (Canada)
Ba3              10.25       10/15/02         500
D        527,500

------------

5,010,438
--------------------------------------------------
--------------------------------------------------
--------------------------
Chemicals--9.7%
Acetex Corp., Sr. Sec. Notes (Canada)
B1                9.75       10/01/03       1,750
D      1,811,250
Agriculture Minerals & Chemicals, Inc., Sr. Notes
Ba3              10.75        9/30/03         500
541,875
Astor Corp., Sr. Sub. Notes
B3               10.50       10/15/06       1,275
1,351,500
Borden Chemicals & Plastics Operating L.P., Notes
Ba2               9.50        5/01/05         245
259,700
Buckeye Cellulose Corp., Sr. Sub. Notes
Ba3               8.50       12/15/05         350
356,563
Freedom Chemicals Co., Sr. Sub. Notes
B3               10.625      10/15/06       1,250
1,325,000
General Chemical Corp., Sr. Sub. Notes
B2                9.25        8/15/03         500
510,000
Huntsman Corp.,
   Sr. Sub. F.R.N.
B2                9.094       7/01/07         480
495,600
   Sr. Sub. Notes
B2                9.50        7/01/07         500
525,000
Huntsman Polymers Corp., Sr. Notes
B1               11.75       12/01/04         500
570,000
Pioneer Americas Acquisition Corp., Sr. Notes
B1                9.25        6/15/07         500
500,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of September 30, 1997
(Unaudited)                                  THE
HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Chemicals (cont'd.)
Sovereign Specialty Chemicals, Sr. Sub. Notes
B3                9.50%       8/01/07   $     525
$    535,500
Terra Industries, Inc., Sr. Notes
Ba3              10.50        6/15/05         500
543,750
Texas Petrochemicals Corp., Sr. Sub. Notes
B3               11.125       7/01/06         500
545,000

------------

9,870,738
--------------------------------------------------
--------------------------------------------------
--------------------------
Consumer Goods & Services--0.5%
Muzak L.P., Muzak Capital, Sr. Notes
Ba3              10.00       10/01/03         500
525,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Containers--3.2%
Bway Corp., Sr. Sub. Notes
B2               10.25        4/15/07         750
813,750
Calmar Inc., Sr. Sub. Notes, Ser. B
B3               11.50        8/15/05         360
392,400
Silgan Holdings Inc.,
   Sr. Sub. Deb.
B1                9.00        6/01/09       1,750
1,789,375
   Sub. Deb., PIK
NR               13.25        7/15/06         200
228,292

------------

3,223,817
--------------------------------------------------
--------------------------------------------------
--------------------------
Energy & Related Goods & Services--8.8%
Cliffs Drilling Co., Sr. Notes, Ser. C
B1               10.25        5/15/03         270
291,600
Cross Timbers Oil Co., Sr. Sub. Notes, Ser. B
B2                9.25        4/01/07       1,000
1,031,250
Dailey Petroleum Services Corp., Sr. Notes
B1                9.75        8/15/07         275
280,500
Energy Ventures, Inc., Sr. Notes
Ba2              10.25        3/15/04         750
810,000
Flores & Rucks Inc., Sr. Sub. Notes
B3                9.75       10/01/06         350
373,625
Global Marine Inc., Sr. Sec. Notes
Baa1             12.75       12/15/99         250
260,625
Mesa Operating Co., Sr. Sub. Notes
Ba2              10.625       7/01/06         300
343,500
Ocean Energy Inc., Sr. Sub. Notes
B3                8.875       7/15/07         150
153,750
Petroleos Mexicanos, Gtd. Sr. Notes (Mexico)
Ba2               8.85        9/15/07       1,500
D      1,530,000
Plains Resources, Inc., Sr. Sub. Notes
B2               10.25        3/15/06       1,250
1,343,750
Pride Petroleum Services, Inc., Sr. Notes
Ba3               9.375       5/01/07         315
337,050
Santa Fe Energy Resources, Inc., Sr. Sub. Deb.
Notes           B1               11.00
5/15/04       1,250        1,362,500
Seagull Energy Corp., Sr. Sub. Notes
Ba3               8.625       8/01/05         250
262,500
Transportadora de Gas del Sur, S.A., Notes
(Argentina)         B1               10.25
4/25/01         500 D        541,250

------------

8,921,900
--------------------------------------------------
--------------------------------------------------
--------------------------
Financial Services----6.9%
Chevy Chase Bank F.S.B., Sub. Deb.
B1                9.25       12/01/08         500
507,500
Dime Bancorp, Inc., Sr. Notes
Ba2              10.50       11/15/05       1,250
1,356,250
First Nationwide Holdings, Inc., Sr. Notes
B3               12.50        4/15/03         750
843,750
FirstFed Financial Corp., Notes
B2               11.75       10/01/04         500
510,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of September 30, 1997
(Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Financial Services (cont'd.)
Navistar Financial Corp., Sr. Sub. Notes, Ser. B
B1                9.00%       6/01/02   $     720
$    743,400
Olympic Financial Ltd., Sr. Notes
B2               11.50        3/15/07       1,500
@      1,545,000
Western Financial Svgs. Bank, F.S.B., Sub. Cap.
Deb.           B1                8.875
8/01/07       1,500        1,492,500

------------

6,998,400
--------------------------------------------------
--------------------------------------------------
--------------------------
Food & Lodging--1.5%
John Q. Hammons Hotels, First Mtge. Bonds
B1                8.875       2/15/04       1,000
1,013,750
PMI Acquisition Corp., Sr. Sub. Notes
B2               10.25        9/01/03         500
531,250

------------

1,545,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Gaming--0.7%
GB Property Funding Corp., First Mtge. Bonds
B3               10.875       1/15/04         750
673,125
--------------------------------------------------
--------------------------------------------------
--------------------------
Grocery Stores--0.9%
Homeland Stores Inc., Sr. Notes
NR               10.00        8/01/03       1,000
940,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Health Care--5.0%
Beverly Enterprises, Inc., Sr. Notes
B1                9.00        2/15/06         375
392,813
Dade International Inc., Sr. Sub. Notes
B3               11.125       5/01/06         390
439,237
Genesis Health Ventures Inc., Sr. Sub. Notes
B2                9.25       10/01/06         130
132,925
Owens & Minor, Inc., Sr. Sub. Notes
B1               10.875       6/01/06       1,250
1,378,125
Packard Bioscience Co., Sr. Sub. Notes, Ser. B
B3                9.375       3/01/07       1,250
1,278,125
Quorum Health Group, Inc., Sr. Sub. Notes
Ba3               8.75       11/01/05         350
364,875
Vencor, Inc., Sr. Sub. Notes
B1                8.625       7/15/07       1,045
1,060,675

------------

5,046,775
--------------------------------------------------
--------------------------------------------------
--------------------------
Home Builder & Real Estate--1.4%
Kaufman & Broad Home Corp., Sr. Sub. Notes
Ba3               9.625      11/15/06         500
521,875
Standard Pacific Corp., Sr. Notes
Ba2               8.50        6/15/07         925
934,250

------------

1,456,125
--------------------------------------------------
--------------------------------------------------
--------------------------
Media & Communications--6.1%
Chancellor Media Corp., Sr. Sub. Notes
B2                9.375      10/01/04         500
526,250
Echostar DBS Corp., Sr. Sec. Notes
Caa              12.50        7/01/02         900
991,125
Heritage Media Services Inc., Sr. Sec. Notes
Ba1              11.00        6/15/02         250
263,125
Jacor Communications, Inc.,
   Sr. Sub. Notes
B2                9.75       12/15/06         250
267,500
   Sr. Sub. Notes
B2                8.75        6/15/07         150
153,000
JCAC, Inc., Sr. Sub. Notes
B2               10.125       6/15/06         250
271,250

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of September 30, 1997
(Unaudited)                                    THE
HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Media & Communications (cont'd.)
Plitt Theatres, Inc., Sr. Sub. Notes
B3              10.875%       6/15/04   $   1,250
$  1,325,000
World Color Press, Inc., Sr. Sub. Notes
B1               9.125        3/15/03       1,250
1,306,250
Young Broadcasting Inc., Sr. Sub. Notes
B2              11.75        11/15/04       1,000
1,110,000

------------

6,213,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Metals--11.4%
Acindar Industria Argentina de Aceros S.A., Notes
   (Argentina)
B2              11.25         2/15/04         750
D        814,687
AK Steel Corp.,
   Sr. Notes
Ba2             10.75         4/01/04       1,000
1,085,000
   Sr. Notes
Ba2              9.125       12/15/06       1,000
1,052,500
Armco, Inc.,
   Sr. Notes
B2               9.375       11/01/00         500
516,250
   Sr. Notes
B2               9.00         9/15/07         210
212,625
Bethlehem Steel Corp., Sr. Notes
B1              10.375        9/01/03       1,250
1,331,250
Companhia Vale do Rio Doce, Notes (Brazil)
NR              10.00         4/02/04         750
D        789,375
CSN Iron S.A., Gtd. Notes (Brazil)
B1               9.125        6/01/07       1,000
D        981,250
GS Technologies Operating Co. Inc., Sr. Notes
B2              12.25        10/01/05         750
836,250
Hylsa S.A. de C.V., Bonds (Mexico)
Ba3              9.25         9/15/07         365
D        373,213
NS Group Inc., Sr. Sec. Notes
B3              13.50         7/15/03       1,000
1,160,000
Sheffield Steel Corp., First Mtge. Bonds
Caa             12.00        11/01/01         610
628,300
Weirton Steel Corp.,
   Sr. Notes
B2              10.875       10/15/99         750
798,750
   Sr. Notes
B2              11.375        7/01/04       1,000
1,085,000

------------

11,664,450
--------------------------------------------------
--------------------------------------------------
--------------------------
Paper & Packaging--9.9%
Aracruz Celulose S. A., Notes (Brazil)
NR               10.375       1/31/02       1,035
D      1,086,750
Bahia Sul Celulose S.A., Gtd. Notes (Brazil)
NR               10.625       7/10/04         500
D        516,250
Container Corp. of America,
   Sr. Notes
B1                9.75        4/01/03       1,250
1,350,000
   Sr. Notes, Ser. B
B1               10.75        5/01/02       1,000
1,105,000
Doman Industries Ltd., Sr. Notes (Canada)
B1                8.75        3/15/04       1,250
D      1,234,375
Fonda Group Inc., Sr. Sub. Notes, Ser. B
B3                9.50        3/01/07       1,500
1,440,000
Paperboard Industries International, Inc., Sr.
Notes
   (Canada)
Ba3               8.375       9/15/07         245
D        248,675
Pindo Deli Finance Mauritius Ltd., Gtd. Sr. Notes
   (Indonesia)
Ba3              10.75       10/01/07         910
D        924,787
S.D. Warren Co., Sr. Sub. Notes, Ser. B
B1               12.00       12/15/04         795
898,350
Tembec Finance Corp., Sr. Notes (Canada)
B1                9.875       9/30/05       1,250
D      1,321,875

------------

10,126,062
--------------------------------------------------
--------------------------------------------------
--------------------------
Retail--0.4%
Guitar Ctr. Mgmt. Co., Inc., Sr. Notes
B1               11.00        7/01/06         333
369,630

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of September 30, 1997
(Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity      Amount
Value
Description
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Technology--4.8%
Advanced Micro Devices, Inc., Sr. Sec. Notes
Ba1              11.00%       8/01/03   $     500
$    562,500
Bell & Howell Co., Sr. Notes
B1                9.25        7/15/00         750
784,687
DecisionOne Holdings Corp., Sr. Disc. Deb.,
   Zero Coupon (until 8/1/02)
Caa              11.50        8/01/08         500
@        332,500
Fairchild Semiconductor Corp., Sr. Sub. Notes
B2               10.125       3/15/07       1,250
1,340,625
Pierce Leahy Corp., Sr. Sub. Notes
B3                9.125       7/15/07         395
411,788
Unisys Corp.,
   Sr. Notes
B1               11.75       10/15/04         250
282,500
   Sr. Notes, Ser. B
B1               12.00        4/15/03       1,000
1,122,500

------------

4,837,100
--------------------------------------------------
--------------------------------------------------
--------------------------
Telecommunication Services--4.2%
Comcast Cellular Holdings Inc., Sr. Notes
Ba3               9.50        5/01/07         250
261,250
MobileMedia Communications, Inc., Sr. Sub. Notes
C                 9.375      11/01/07       2,000
**       445,000
Rogers Cantel Inc., Sr. Sec. Notes
Ba3               8.30       10/01/07       1,240
1,240,000
Telefonica de Argentina, S.A., Notes (Argentina)
B1               11.875      11/01/04       1,000
D      1,212,500
Teleport Communications Group Inc., Sr. Disc.
Notes,
   Zero Coupon (until 7/1/01)
B1               11.125       7/01/07       1,500
1,162,500

------------

4,321,250
--------------------------------------------------
--------------------------------------------------
--------------------------
Textiles--0.8%
Westpoint Stevens Inc., Sr. Notes
Ba3               8.75       12/15/01         750
780,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Utilities--2.1%
El Paso Electric Co., First Mtge. Bonds, Ser. D
Ba3               8.90        2/01/06         500
542,195
Texas-New Mexico Power Co., Deb.
Ba3              10.75        9/15/03       1,500
1,616,250

------------

2,158,445

------------
Total corporate bonds (cost $108,637,026)
113,100,348

------------
--------------------------------------------------
--------------------------------------------------
--------------------------
Foreign Government ObligationsD--3.2%
Republic of Argentina,
   Bonds
B1               11.00       10/09/06         500
573,750
   Global Bonds
B1                8.375      12/20/03         500
503,750
   Global Bonds
B1               11.375       1/30/17         500
582,250
Republic of Brazil,
   Exit Bonds
B1                6.00        9/15/13         750
614,063
   Ser. C Bonds
B1                4.50        4/15/14       1,139
969,363

------------
Total foreign government obligations (cost
$2,490,089)
3,243,176

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of September 30, 1997
(Unaudited)                                    THE
HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's        Interest    Expiration
Value
Description
Rating           Rate         Date         Shares
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
PREFERRED STOCKS--2.7%
California Federal Bank, Noncumulative Perpetual,
Ser. B       Ba2             10.625%            --
2,500     $    278,437
Chevy Chase Preferred Capital Corp., Exchangeable,
Ser. A      B1              10.375             --
16,575          866,044
Fairfield Mfg. Inc., Exchangeable, PIK
B3              11.25              --       1,000
1,020,000
Granite Broadcasting Corp., Cumulative
Exchangeable, PIK       B3PoundPound    12.75
--         532          561,128

------------
Total preferred stocks (cost $2,584,500)
2,725,609
--------------------------------------------------
--------------------------------------------------
--------------------------
WARRANTS*
Warrants

----------
Benedek Communications Corp.Pound
   (cost $0; purchased 10/17/96)
--              --            7/01/07       5,500
11,000

------------
Total long-term investments (cost $113,711,615)
119,080,133

------------
--------------------------------------------------
--------------------------------------------------
--------------------------

Principal
SHORT-TERM INVESTMENTS--1.3%
Maturity      Amount
REPURCHASE AGREEMENT
Date        (000)

----------   ----------
PaineWebber Inc., dated 9/30/97, $1,331,223 due at
   maturity (cost $1,331,000; approximate value of
   collateral including accrued interest -
$1,361,790)         NR               6.03
10/01/97   $   1,331        1,331,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Total Investments--118.3%
  (cost $115,042,615; Note 3)
120,411,133
Liabilities in excess of other assets--(18.3)%
(18,652,565)

------------
Net Assets--100%
$101,758,568

------------

------------

---------------
        * --Non-income-producing security.
       ** --Represents issuer in default on
interest payments;
            non-income-producing security.
    Pound --Indicates a restricted security; there
was no cost
            associated with this security. The
value ($11,000)
            is approximately 0.01% of net assets.
PoundPound --Moody's Equivalent to S&P Rating.
        D --US$ Denominated Foreign Bonds.
        @ --Consists of more than 1 class of
securities traded
            together as a unit; generally bonds
with attached stock or
            warrants.
       NR --Not rated by Moody's or Standard &
Poor's.
      PIK --Payment in Kind.
 L.L.L.P. --Limited Liability Limited Partnership
     L.P. --Limited Partnership
   F.R.N. --Floating Rate Note
   F.S.B. --Federal Savings Bank
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Statement of Assets and Liabilities (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Assets
September 30, 1997
Investments, at value (cost
$115,042,615).....................................
 .........................      $   120,411,133
Cash..............................................
 ..................................................
 ...                  306
Interest
receivable........................................
 ............................................
2,826,266
Deferred expenses and other
assets............................................
 .........................               47,524

------------------
   Total
assets............................................
 ............................................
123,285,229

------------------
Liabilities
Loan payable (Note
4)................................................
 ..................................
19,000,000
Payable for investments
purchased.........................................
 .............................            1,350,762
Dividends
payable...........................................
 ...........................................
791,945
Loan interest payable (Note
4)................................................
 .........................              209,682
Accrued
expenses..........................................
 .............................................
91,901
Advisory fee
payable...........................................
 ........................................
41,682
Deferred director's
fees..............................................
 .................................
24,016
Administration fee
payable...........................................
 ..................................
16,673

------------------
   Total
liabilities.......................................
 ............................................
21,526,661

------------------
Net
Assets............................................
 .................................................
$   101,758,568

------------------

------------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .................................      $
113,048
   Paid-in capital in excess of
par...............................................
 .....................          103,759,401

------------------

103,872,449
   Undistributed net investment
income............................................
 .....................              208,223
   Accumulated net realized loss on
investments.......................................
 .................           (7,690,622   )
   Net unrealized appreciation of
investments.......................................
 ...................            5,368,518

------------------
   Net assets, September 30,
1997..............................................
 ........................      $   101,758,568

------------------

------------------
Net asset value per share ($101,758,568 /
11,304,788 shares of common stock issued and
outstanding)....                   $9.00

------------------

------------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

THE HIGH YIELD PLUS FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended

September 30,
Net Investment Income
1997
Income
   Interest..............................
$5,626,737
   Dividends.............................
114,902
                                            ------
------------

5,741,639
                                            ------
------------
Expenses
   Investment advisory fee...............
249,654
   Administration fee....................
99,861
   Custodian's fees and expenses.........
55,000
   Legal fees and expenses...............
35,000
   Reports to shareholders...............
20,000
   Transfer agent's fees and expenses....
19,000
   Audit fee.............................
13,500
   Insurance expense.....................
13,000
   Directors' fees and expenses..........
6,000
   Miscellaneous.........................
12,459
                                            ------
------------
      Total operating expenses...........
523,474
   Loan interest expense (Note 4)........
601,707
                                            ------
------------
      Total expenses.....................
1,125,181
                                            ------
------------
Net investment income....................
4,616,458
                                            ------
------------
Realized and Unrealized
Gain on Investments
Net realized gain on investment
   transactions..........................
462,023
Net change in unrealized
   appreciation/depreciation of
   investments...........................
4,898,236
                                            ------
------------
Net gain on investments..................
5,360,259
                                            ------
------------
Net Increase in Net Assets
Resulting from Operations................
$9,976,717
                                            ------
------------
                                            ------
------------

THE HIGH YIELD PLUS FUND, INC.
Statement of Cash Flows (Unaudited)
--------------------------------------------------
----------

Six Months

Ended

September 30,
Increase (Decrease) in Cash
1997
Cash flows provided from operating
   activities
   Interest and dividends received
      (excluding discount amortization of
      $239,526)...........................     $
5,370,979
   Operating expenses paid................
(317,911)
   Loan interest and commitment fee
      paid................................
(707,172)
   Maturities of short-term portfolio
      investments, net....................
19,000
   Purchases of long-term portfolio
      investments.........................
(45,097,645)
   Proceeds from disposition of long-term
      portfolio investments...............
43,975,848
   Deferred expenses and other assets.....
12,924
                                            ------
------------
   Net cash provided from operating
      activities..........................
3,256,023
                                            ------
------------
Cash used for financing activities
   Net increase in notes payable..........
1,000,000
   Cash dividends paid (excluding
      reinvestment of dividends of
      $478,144)...........................
(4,256,061)
                                            ------
------------
   Net cash used for financing
      activities..........................
(3,256,061)
                                            ------
------------
   Net decrease in cash...................
(38)
   Cash at beginning of period............
344
                                            ------
------------
   Cash at end of period..................     $
306
                                            ------
------------
                                            ------
------------
Reconciliation of Net Increase in Net
Assets
to Net Cash from Operating Activities
Net increase in net assets resulting from
   operations.............................     $
9,976,717
                                            ------
------------
Increase in investments...................
(2,535,051)
Net realized gain on investment
   transactions...........................
(462,023)
Net change in unrealized appreciation of
   investments............................
(4,898,236)
Decrease in receivable for investments
   sold...................................
960,369
Increase in interest and dividends
   receivable.............................
(131,134)
Decrease in deferred expenses and other
   assets.................................
12,924
Increase in payable for investments
   purchased..............................
232,360
Increase in accrued expenses and other
   liabilities............................
100,097
                                            ------
------------
   Total adjustments......................
(6,720,694)
                                            ------
------------
   Net cash provided from operating
      activities..........................     $
3,256,023
                                            ------
------------
                                            ------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

THE HIGH YIELD PLUS FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                      Six Months
                                         Ended
Year Ended
Increase (Decrease)                  September 30,
March 31,
in Net Assets                            1997
1997
Operations
   Net investment income...........  $   4,616,458
$ 9,238,631
   Net realized gain on investment
      transactions.................        462,023
2,559,619
   Net change in unrealized
      appreciation/depreciation of
      investments..................      4,898,236
(1,353,218)
                                     -------------
-----------
   Net increase in net assets
      resulting from operations....      9,976,717
10,445,032
Dividends paid to shareholders from
   net investment income...........
(4,616,458)    (9,238,631)
Distributions paid to shareholders
   in excess of net investment
   income..........................
(122,155)      (170,811)
Value of Fund shares issued to
   shareholders in reinvestment of
   dividends.......................        478,144
915,455
                                     -------------
-----------
Total increase.....................      5,716,248
1,951,045
Net Assets
Beginning of period................     96,042,320
94,091,275
                                     -------------
-----------
End of period......................  $ 101,758,568
$96,042,320
                                     -------------
-----------
                                     -------------
-----------


THE HIGH YIELD PLUS FUND, INC.
Notes to Financial Statements (Unaudited)

The High Yield Plus Fund, Inc. (the 'Fund') was
organized in Maryland on
February 3, 1988, as a diversified, closed-end
management investment company.
The Fund had no transactions until April 4, 1988,
when it sold 11,000 shares of
common stock for $102,300 to Wellington Management
Company, LLP (the 'Investment
Adviser'). Investment operations commenced on
April 22, 1988. The Fund's primary
objective is to provide a high level of current
income to shareholders. The Fund
seeks to achieve this objective through investment
in publicly or privately
offered high yield debt securities rated in the
medium to lower categories by
recognized rating services or non-rated securities
of comparable quality. As a
secondary investment objective, the Fund will seek
capital appreciation, but
only when consistent with its primary objective.
The ability of issuers of debt
securities held by the Fund to meet their
obligations may be affected by
economic developments in a specific industry or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Portfolio securities that
are actively traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter, are
valued at the closing bid price
or in the absence of such price, as determined in
good faith by the Board of
Directors of the Fund. Any security for which the
primary market is on an
exchange is valued at the last sales price on such
exchange on the day of
valuation or, if there was no sale on such day,
the closing bid price.
Securities for which no trades have taken place
that day and unlisted securities
for which market quotations are readily available
are valued at the latest bid
price.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian take possession of the
underlying collateral securities, the value of
which exceeds the principal
amount of the repurchase transaction including
accrued interest. If the seller
defaults, and the value of the collateral declines
or if bankruptcy proceedings
are commenced with respect to the seller of the
security, realization of the
collateral by the Fund may be delayed or limited.
The Fund may invest up to 25% of its total assets
in securities which are not
readily marketable, including those which are
restricted as to disposition under
securities law ('restricted securities'). With
regard to the restricted security
held by the Fund at September 30, 1997, the Fund
may
--------------------------------------------------
------------------------------
                                       12

Notes to Financial Statements (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------
not demand registration by the issuer. Restricted
securities are valued pursuant
to the valuation procedures noted above.
Cash Flow Information: The Fund invests in
securities and pays dividends from
net investment income and distributions from net
realized gains which are paid
in cash or are reinvested at the discretion of
shareholders. These activities
are reported in the Statement of Changes in Net
Assets and additional
information on cash receipts and cash payments is
presented in the Statement of
Cash Flows. Accounting practices that do not
affect reporting activities on a
cash basis include carrying investments at value
and amortizing discounts on
debt obligations. Cash, as used in the Statement
of Cash Flows, is the amount
reported as 'Cash' in the Statement of Assets and
Liabilities.
Securities Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized gains and
losses from securities
transactions are calculated on the identified cost
basis. Interest income, which
is comprised of three elements; stated coupon
rate, original issue discount and
market discount, is recorded on an accrual basis.
Dividend income is recorded on
the ex-dividend date. Expenses are recorded on the
accrual basis which may
require the use of certain estimates by
management.
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
income to shareholders.
Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund expects to
declare and pay dividends of
net investment income monthly and make
distributions at least annually of any
net capital gains. Dividends and distributions are
recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has agreements with the Investment
Adviser and with Prudential
Investments Fund Management LLC (the
'Administrator'). The Investment Adviser
makes investment decisions on behalf of the Fund;
the Administrator provides
occupancy and certain clerical and accounting
services to the Fund. The Fund
bears all other costs and expenses.
The investment advisory agreement provides for the
Investment Adviser to receive
a fee, computed weekly and payable monthly at an
annual rate of .50% of the
Fund's average weekly net assets. The
administration agreement provides for the
Administrator to receive a fee, computed weekly
and payable monthly at an annual
rate of .20% of the Fund's average weekly net
assets.
--------------------------------------------------
----------
Note 3. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the six months ended September 30, 1997,
aggregated $45,324,403 and
$43,015,479, respectively.
During the six months ended September 30, 1997,
the Fund entered into $10,550 of
securities transactions on a principal basis with
Prudential Securities
Incorporated, an affiliate of the Administrator.
The cost basis of investments for federal income
tax purposes was substantially
the same as for financial reporting purposes and,
accordingly, as of September
30, 1997, net unrealized appreciation for federal
income tax purposes was
$5,368,518 (gross unrealized appreciation--
$6,735,300; gross unrealized
depreciation--$1,366,782).
For federal income tax purposes, the Fund has a
capital loss carryforward as of
March 31, 1997 of approximately $8,153,000 of
which $3,948,000 expires in 2000,
$2,399,000 expires in 2003 and $1,806,000 expires
in 2004. Accordingly, no
capital gains distributions are expected to be
paid to shareholders until net
gains have been realized in excess of such
carryforward.
--------------------------------------------------
----------
Note 4. Borrowings
The Fund has a credit agreement with an
unaffiliated lender. The maximum
commitment under this agreement is $30,000,000.
Interest on any such borrowings
is based on market rates and is payable at
maturity. The average daily balance
outstanding during the six months ended September
30, 1997 was $17,956,284 at a
weighted average interest rate of 6.68%. The
maximum face amount of borrowings
outstanding at any month end during the six months
ended September 30, 1997 was
$19,000,000. The current borrowings of $19,000,000
(at a weighted average
interest rate of 6.62%) mature throughout the
period from October 3, 1997 to
February 27, 1998.
The Fund has paid commitment fees at an annual
rate of .10 of 1% on any unused
portion of the credit facility. Commitment fees
are included in 'Loan Interest'
as reported on the Statement of Assets and
Liabilities and on the Statement of
Operations.
--------------------------------------------------
------------------------------
                                       13

Notes to Financial Statements (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------
Note 5. Capital
There are 100 million shares of $.01 par value
common stock authorized. During
the six months ended September 30, 1997 and the
fiscal year ended March 31,
1997, the Fund issued 54,256 and 106,725 shares in
connection with reinvestment
of dividends, respectively.
--------------------------------------------------
----------
Note 6. Dividends
On November 12, 1997 the Board of Directors of the
Fund declared dividends of
$0.07 per share payable on December 5, 1997,
January 9 and February 6, 1998, to
shareholders of record on November 28, December
31, 1997 and January 30, 1998,
respectively.
--------------------------------------------------
------------------------------
                                       14

Financial Highlights (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Six Months

Ended                          Year Ended March
31,

September 30,     --------------------------------
-----------------------

1997           1997        1996        1995
1994        1993

-------------     -------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $    8.54       $  8.44
$  7.85     $  8.38     $  8.48     $  7.91

-------------     -------     -------     -------
-------     -------
Income from investment operations
Net investment
income...............................          .41
 .82         .84         .87         .90
 .89
Net realized and unrealized gain (loss) on

investments......................................
 .47           .12         .59        (.54)
(.15)        .52

-------------     -------     -------     -------
-------     -------
   Total from investment
operations.................          .88
 .94        1.43         .33         .75
1.41

-------------     -------     -------     -------
-------     -------
Less dividends and distributions
Dividends from net investment
income................         (.41)         (.82)
(.84)       (.86)       (.85)       (.84)
Distributions in excess of net investment
income....         (.01)         (.02)         --
--          --          --

-------------     -------     -------     -------
-------     -------
   Total
dividends..................................
(.42)         (.84)       (.84)       (.86)
(.85)       (.84)

-------------     -------     -------     -------
-------     -------
Net asset value, end of
period(a)...................    $    9.00       $
8.54     $  8.44     $  7.85     $  8.38     $
8.48

-------------     -------     -------     -------
-------     -------

-------------     -------     -------     -------
-------     -------
Market price per share, end of
period(a)............    $   9.375       $  9.00
$  8.75     $  8.00     $ 8.375     $ 8.875

-------------     -------     -------     -------
-------     -------

-------------     -------     -------     -------
-------     -------
TOTAL INVESTMENT
RETURN(b):.........................        16.23%
13.38%      20.80%       6.33%       3.90%
27.02%

-------------     -------     -------     -------
-------     -------

-------------     -------     -------     -------
-------     -------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000
omitted).............    $ 101,758       $96,042
$94,091     $86,704     $91,698     $92,422
Average net assets (000
omitted)....................    $  95,775
$95,946     $92,855     $87,734     $96,962
$88,142
Ratio to average net assets:
   Expenses, before loan interest, commitment fees
      and nonrecurring
expenses.....................         1.09%(c)
1.08%       1.01%       1.11%       1.12%
1.20%
   Total
expenses...................................
2.34%(c)      2.32%       2.29%       2.71%
2.01%       2.03%
   Net investment
income............................
9.61%(c)      9.63%      10.18%      10.90%
10.15%      10.94%
Portfolio turnover
rate.............................           38%
60%         60%         47%        100%
82%
Total debt outstanding at end of period (000

omitted).........................................
$  19,000       $18,000     $17,000     $19,000
$28,000     $15,000
Asset coverage per $1,000 of debt
outstanding.......    $   6,356       $ 6,336
$ 6,535     $ 5,563     $ 4,275     $ 7,161
---------------
(a) NAV and market value are published in The Wall
Street Journal each Monday.
(b) Total investment return is calculated assuming
a purchase of common stock at
    the current market value on the first day and
a sale at the current market
    value on the last day of each period reported.
Dividends and distributions
    are assumed for purposes of this calculation
to be reinvested at prices
    obtained under the dividend reinvestment plan.
This calculation does not
    reflect brokerage commissions. Total returns
for periods less than one year
    are not annualized.
(c) Annualized.
Contained above is selected data for a share of
common stock outstanding, total
investment return, ratios to average net assets
and other supplemental data for
the periods indicated. This information has been
determined based upon
information provided in the financial statements
and market price data for the
Fund's shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15


Other Information (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------
Changes in Fund's Non-fundamental Investment
Policy. On November 12, 1997, the
Fund's Board of Directors approved amendments to
the Fund's non-fundamental
investment policies regarding investment in: i)
restricted and illiquid
securities, and ii) foreign securities, as follows
(new language is underlined
and text to be deleted is in brackets [  ]):
 i) The Fund may invest up to 25% of its total
assets in securities that are
    restricted as to disposition under the federal
securities laws or otherwise
    not readily marketable, including Bridge Loans
and Mezzanine Debt
    Investments (as well as repurchase agreements
maturing in more than seven
    days). However, no more than 10% of the Fund's
total assets will be invested
    in any one private offering. Securities
eligible for resale in accordance
    with Rule 144A under the Securities Act of
1933, as amended, that have legal
    or contractual restrictions on resale but are
otherwise liquid shall not be
    subject to this limitation. The Investment
Adviser will monitor the
    liquidity of such restricted securities under
the supervision of the Board
    of Directors.
ii) The Fund may invest in U.S. and non-U.S.
dollar-denominated high yield
    foreign debt securities issued by foreign
companies. U.S. and non-U.S.
    dollar-denominated high yield debt securities
issued or guaranteed by
    foreign governments, quasi-governmental
entities, governmental agencies,
    supranational entities and other governmental
entities, and high yield debt
    securities of U.S. corporate and governmental
issuers [principally traded in
    foreign markets] may also be purchased. [The
Fund will invest only in
    dollar-denominated foreign debt or equity
foreign securities.] No more than
    20% of the Fund's total assets will be
invested in non-U.S.
    dollar-denominated foreign debt or equity.
[The term 'foreign securities' as
    used in the Fund's prospectus does not include
U.S. dollar-denominated
    issues principally traded in public U.S.
markets.]
--------------------------------------------------
------------------------------

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section
23(c)
of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30,
1997, were not audited and, accordingly, no opinion is expressed on them.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of
Fund shares.

The High Yield Plus Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

429906100



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